Equity Incentive Plan (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Number of Options
Number of Options, Granted	190,250	53,469	300,250	330,469
Number of Options, Exercised					(30,000)
Employee Stock Option [Member]
Number of Options
Number of Options, Beginning balance				614,042	614,042
Number of Options, Granted					330,470
Number of Options, Exercised					(30,000)
Number of Options, Forfeited or Expired					(86,969)
Number of Options, Ending balance					827,543
Number of Options, Exercisable					680,376
Weighted Avg-Exercise Price
Weighted Avg-Exercise Price, Beginning balance				6.00	6.00
Weighted Avg-Exercise Price, Granted					4.13
Weighted Avg-Exercise Price, Exercised					0.80
Weighted Avg-Exercise Price, Forfeited or Expired					4.55
Weighted Avg Exercise-Price, Ending balance					3.49	[1]
Weighted Avg-Exercise Price, Exercisable					3.38	[1]
Intrinsic Value
Intrinsic Value, Balance, December 31, 2013					423,000
Intrinsic Value, Exercisable at December 31, 2013					423,000
Weighted Remaining Contractual Life (Year)
Weighted Remaining Contractual Life (Years), Balance, December 31, 2013					2 years 9 months 22 days
Weighted Remaining Contractual Life (Years), Exercisable at December 31, 2013					2 years 9 months 4 days

[1]	Reflects the February 2013 exercise price adjustment.